PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.9%
Asset-Backed Securities 4.0%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.079%(c)	07/15/30	572	$574,690
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.586(c)	10/20/30	546	546,706
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	01/20/32	711	713,092
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.619(c)	10/15/32	1,000	1,001,516
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.627(c)	02/20/30	354	354,021
Rockford Tower CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.845(c)	01/20/36	500	501,547
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.015(c)	01/20/35	1,000	1,008,700
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.599(c)	04/17/30	291	291,599

Total Asset-Backed Securities (cost $4,948,188)				4,991,871
Corporate Bonds 87.8%
Advertising 0.2%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	505	252,595
Aerospace & Defense 2.3%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	307	274,828
Sr. Unsec’d. Notes	5.930	05/01/60	311	274,552

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000%	02/15/28	175	$171,938
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	100	100,375
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	309	313,932
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	95	97,061
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	210	216,825
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	159	159,159
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	148	158,915
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	156	143,717
Gtd. Notes	5.500	11/15/27	515	502,420
Sr. Sec’d. Notes, 144A	6.375	03/01/29	251	250,765
Sr. Sec’d. Notes, 144A	6.625	03/01/32	165	165,785
				2,830,272
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	377	345,929
Airlines 1.2%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	62	61,907
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	276	273,395
Sr. Sec’d. Notes, 144A	5.750	04/20/29	105	101,230

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	503	465,196
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	241	193,704
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	189	170,308
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	293	265,745
				1,531,485

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125%	11/15/29	50	$45,164
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	594	494,756
				539,920
Auto Manufacturers 0.9%
Ford Motor Co., Sr. Unsec’d. Notes	9.625	04/22/30	458	530,502
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.375	11/13/25	200	193,109
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	95	97,472
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	355	360,279
				1,181,362
Auto Parts & Equipment 0.8%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	101	102,768
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	65	64,588
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	58	49,184
Sr. Unsec’d. Notes	5.625	06/15/28	35	33,863

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	90	90,576
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	50	50,420
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	535	488,438
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	148	143,261
				1,023,098

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 0.7%
Citigroup, Inc., Jr. Sub. Notes, Series X	3.875%(ff)	02/18/26(oo)	278	$262,149
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	225	217,275
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	280	278,159
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	43	46,417
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	75	82,189
				886,189
Building Materials 1.7%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	103	102,000
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	135	109,805
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	195	194,995
Griffon Corp., Gtd. Notes	5.750	03/01/28	105	101,546
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	87	85,287
Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	50	52,091
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	95	94,390
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	135	123,052
Owens Corning, Sr. Unsec’d. Notes, 144A	3.500	02/15/30	95	86,004
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	398	384,699
Sr. Sec’d. Notes, 144A	8.875	11/15/31	108	113,730
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	175	146,093
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	100	89,300
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	450	436,259

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	7.250%	01/15/31	30	$30,949
				2,150,200
Chemicals 0.9%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	91	92,876
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	50	25,136
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	173	89,134

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	50	49,735
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	141	120,249
Gtd. Notes, 144A	5.750	11/15/28	11	10,074

Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%^	15.000	12/06/28	32	31,793
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	11/15/28	200	212,793
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	3	2,939
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	185	163,494
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	182,750
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	90	91,303
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	94	85,389
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31	25	25,370
				1,183,035

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Coal 0.1%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125%	05/01/28	136	$136,000
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	35	36,358
				172,358
Commercial Services 4.6%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	104	99,734
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	175	174,476
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	19	19,000
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	341,299
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	654	649,368

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	538,500
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26	50	50,703
Sec’d. Notes, 144A	9.000	06/01/29	105	101,555
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	294	260,594
Gtd. Notes, 144A	4.625	10/01/27	50	47,305

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29	50	45,855
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	219	199,086
Gtd. Notes, 144A	5.375	03/01/29	163	148,975

Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	23,872
Gartner, Inc., Gtd. Notes, 144A	3.625	06/15/29	50	45,143
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	115	89,297
Gtd. Notes, 144A	5.000	12/01/29	50	32,988

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	753	694,042

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500%	09/01/28	550	$409,019
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	364	333,563
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	208	178,557
Sr. Unsec’d. Notes	4.000	05/15/31	213	186,113
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	372	318,136
Gtd. Notes	3.875	02/15/31	285	250,699
Gtd. Notes	4.875	01/15/28	129	124,233
Gtd. Notes	5.250	01/15/30	128	122,882

Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	248	209,544
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	75	78,365
				5,772,903
Computers 1.1%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	75	75,925
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	463	428,555
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	302	326,003
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	322	301,328
Gtd. Notes, 144A	5.125	04/15/29	159	147,771
Gtd. Notes, 144A	5.250	10/01/30	50	45,380
				1,324,962
Distribution/Wholesale 0.8%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	741	663,388
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	75	78,133
Sr. Sec’d. Notes, 144A	6.750	03/15/28	25	25,250

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale (cont’d.)

Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000%	06/01/29	40	$40,596
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	185	193,726
				1,001,093
Diversified Financial Services 4.2%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	258	270,315
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	8.500	05/15/30	200	200,249
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	75	74,525
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	65	65,636
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	40	40,219
Gtd. Notes, 144A	8.000	02/15/27	100	102,407
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	110	105,875
Gtd. Notes, 144A	9.250	12/01/28	45	47,475

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	184,070
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	132	91,889
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	113	106,036
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	58	58,652
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	80	81,111
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	173	181,714
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	97	101,850
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	358	324,896
Gtd. Notes, 144A	5.750	11/15/31	90	83,209
Gtd. Notes, 144A	6.000	01/15/27	571	563,095
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	240	218,674
Sr. Unsec’d. Notes	6.750	06/25/25	114	114,326
Sr. Unsec’d. Notes	9.375	07/25/30	164	171,447

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes	3.875%	09/15/28	150	$133,337
Gtd. Notes	6.625	01/15/28	29	28,825
Gtd. Notes	7.125	03/15/26	555	563,236
Gtd. Notes	7.500	05/15/31	130	130,071
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	135	120,973
Gtd. Notes, 144A	5.375	10/15/25	473	469,030
Gtd. Notes, 144A	5.750	09/15/31	75	69,205
Gtd. Notes, 144A	7.125	11/15/30	80	78,950
Gtd. Notes, 144A	7.875	12/15/29	25	25,597

PRA Group, Inc., Gtd. Notes, 144A	8.875	01/31/30	65	64,244
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	224	200,283
Gtd. Notes, 144A	3.875	03/01/31	75	64,971
Gtd. Notes, 144A	4.000	10/15/33	208	172,896
				5,309,288
Electric 4.5%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	240	210,339
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	188,485
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	421	391,257
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	915	844,758
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	600	571,859
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	100	98,026
Gtd. Notes	6.625	01/15/27	30	29,951
Gtd. Notes, 144A	3.375	02/15/29	117	103,493
Gtd. Notes, 144A	3.625	02/15/31	160	137,075
Gtd. Notes, 144A	3.875	02/15/32	120	102,818
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	652	711,208

PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30	103	98,159
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	418	415,017
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	122	123,857

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29	371	$343,446
Gtd. Notes, 144A	5.000	07/31/27	399	385,720
Gtd. Notes, 144A	5.500	09/01/26	195	191,890
Gtd. Notes, 144A	5.625	02/15/27	616	606,204
Gtd. Notes, 144A	6.875	04/15/32	95	95,527
				5,649,089
Electrical Components & Equipment 0.8%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375	03/31/29	321	285,051
EnerSys, Gtd. Notes, 144A	6.625	01/15/32	35	35,321
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	136	136,661
Gtd. Notes, 144A	6.625	03/15/32	70	70,514
Gtd. Notes, 144A	7.250	06/15/28	442	450,411
				977,958
Electronics 0.2%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	220	222,014
Engineering & Construction 0.1%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	81	86,957
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	50	43,634
				130,591
Entertainment 2.9%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	799	721,841
Sr. Sec’d. Notes, 144A	6.500	02/15/32	220	217,584
Sr. Sec’d. Notes, 144A	7.000	02/15/30	359	363,207

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	170	168,906

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750%	04/01/30	106	$101,547
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	256	239,519
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	372	343,549
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	50	41,729
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	484	460,976

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	135	94,066
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	432	409,624
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	281	264,391
Gtd. Notes, 144A	7.125	02/15/31	226	232,046
				3,658,985
Environmental Control 0.7%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	179	163,167
Gtd. Notes, 144A	4.375	08/15/29	212	193,715
Gtd. Notes, 144A	4.750	06/15/29	204	189,308
Sr. Sec’d. Notes, 144A	6.750	01/15/31	108	110,228
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30	50	44,989
Gtd. Notes, 144A	4.875	12/01/29	261	238,064
				939,471
Foods 2.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29	135	120,629
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	554	508,852

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
B&G Foods, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	8.000%	09/15/28		288	$292,455

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	175	222,257
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		59	43,637
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.625	01/15/32		372	317,266
Gtd. Notes	5.500	01/15/30		244	238,884

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		200	176,632
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		114	95,862
Gtd. Notes	4.250	04/15/31		518	466,558
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		231	209,583
Gtd. Notes, 144A	5.500	12/15/29		350	333,766
Sr. Sec’d. Notes, 144A	6.250	02/15/32		65	64,693
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		105	93,214
					3,184,288
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		68	64,783
Sr. Unsec’d. Notes	5.875	08/20/26		103	99,484
					164,267
Healthcare-Products 1.2%
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30		69	57,056
Sr. Sec’d. Notes, 144A	6.750	02/15/30		66	57,717

Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,348	1,229,059
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		100	100,196
					1,444,028

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 3.9%
DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31	1,622	$1,361,171
Gtd. Notes, 144A	4.625	06/01/30	75	67,202

HCA, Inc., Gtd. Notes	7.500	11/06/33	75	82,491
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	133	125,617
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	919	774,642
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	435	436,345
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	189	189,299
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	906	840,927
Sr. Sec’d. Notes	4.375	01/15/30	888	817,316
Sr. Unsec’d. Notes	6.875	11/15/31	210	219,593
				4,914,603
Home Builders 3.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	113	101,321
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	200	177,592
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	409	400,680
Gtd. Notes	7.250	10/15/29	313	312,693
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	105	104,745
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	210	184,697
Gtd. Notes, 144A	6.250	09/15/27	396	385,625

Century Communities, Inc., Gtd. Notes, 144A	3.875	08/15/29	42	37,272
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	100	102,013
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	100	95,535
Gtd. Notes, 144A	5.000	03/01/28	75	71,681

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
KB Home,
Gtd. Notes	4.800%	11/15/29	210	$196,752
Gtd. Notes	7.250	07/15/30	204	209,179

Landsea Homes Corp., Sr. Unsec’d. Notes, 144A	8.875	04/01/29	195	189,332
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	110	96,069
Gtd. Notes	4.950	02/01/28	25	23,750
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	160	145,800
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	556	537,930

New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	85	85,701
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	295	278,507
Sr. Unsec’d. Notes	4.750	04/01/29	98	90,865

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	105	108,900
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	398	396,357
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	144	136,687
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	75	72,739
Gtd. Notes	5.700	06/15/28	115	112,351
				4,654,773
Home Furnishings 0.2%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	216	193,645
Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	492	436,570
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	140	136,850
Sr. Sec’d. Notes, 144A	5.000	12/31/26	55	53,350
				626,770

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.8%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000%	04/01/31	410	$350,934
Gtd. Notes	4.375	02/01/32	201	171,979

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	742	420,920
				943,833
Insurance 0.6%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	447	449,323
Sr. Unsec’d. Notes, 144A	10.125	08/01/26	50	51,517

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	50	45,998
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	90	83,677
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	196	179,472
				809,987
Internet 0.4%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	380	376,578
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	205	183,579
				560,157
Iron/Steel 0.5%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	70	71,913
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	98	97,789
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	231	228,560

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Commercial Metals Co., Sr. Unsec’d. Notes	4.375%	03/15/32	100	$89,177
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	100	105,125
				592,564
Leisure Time 4.6%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750	02/16/31	200	199,280
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	1,071	1,051,883
Gtd. Notes, 144A	6.000	05/01/29	204	199,349
Sr. Sec’d. Notes, 144A	4.000	08/01/28	498	457,448

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	125	135,385
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	190	194,153
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	50	49,471
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	562	550,760
Sr. Sec’d. Notes, 144A	5.875	02/15/27	177	173,848
Sr. Sec’d. Notes, 144A	8.125	01/15/29	195	203,044
Sr. Sec’d. Notes, 144A	8.375	02/01/28	71	74,074
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	320	327,763

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	221	216,027
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	95	97,969
Gtd. Notes, 144A	9.250	01/15/29	160	170,432
Sr. Sec’d. Notes, 144A	8.250	01/15/29	231	243,125
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	196	191,276
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	50	49,093
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	355	346,569
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	225	218,812
Sr. Unsec’d. Notes, 144A	9.125	07/15/31	129	138,675

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	283	270,395

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Vista Outdoor, Inc., Gtd. Notes, 144A	4.500%	03/15/29	50	$49,198
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	225	215,156
				5,823,185
Lodging 1.7%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	200	179,388
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	231	196,039
Gtd. Notes, 144A	5.875	04/01/29	120	118,955
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	27	26,181
Gtd. Notes	4.750	10/15/28	449	419,893
Gtd. Notes	5.500	04/15/27	216	212,785
Gtd. Notes	6.500	04/15/32	365	357,009

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	600	561,188
				2,071,438
Machinery-Construction & Mining 0.4%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	492	464,090
Machinery-Diversified 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	169	182,642
Sr. Sec’d. Notes, 144A	7.500	01/01/30	198	203,972

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	181	117,236
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	238	253,181
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	250	240,432
				997,463

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media 6.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	2.250%	01/15/25	EUR	150	$156,111
Sr. Sec’d. Notes, 144A	5.000	01/15/28		200	157,940
Sr. Sec’d. Notes, 144A	5.750	08/15/29		600	445,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		871	690,882
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		652	525,523
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		559	417,901
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		425	327,922
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		150	138,490
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		50	47,754
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		376	336,871
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		110	108,833
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		200	117,151
Gtd. Notes, 144A	4.125	12/01/30		200	123,013
Gtd. Notes, 144A	5.375	02/01/28		680	477,575
Gtd. Notes, 144A	5.500	04/15/27		200	153,275
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		500	215,446
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $565,303; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27(d)		1,251	23,329
Sec’d. Notes, 144A (original cost $507,220; purchased 07/18/19 - 08/30/22)(f)	5.375	08/15/26(d)		1,235	22,415
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		681	270,821
Gtd. Notes	7.375	07/01/28		807	363,441
Gtd. Notes	7.750	07/01/26		263	168,422

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		575	577,578
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		379	378,481
Sr. Sec’d. Notes, 144A	10.500	07/15/29		260	258,221

News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29		25	22,685
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27		135	127,411
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26		214	158,673

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.500%	09/15/28	778	$357,632

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	268	240,303
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	202	172,482
Sr. Sec’d. Notes, 144A	6.625	06/01/27	446	431,051
Sr. Sec’d. Notes, 144A	8.000	08/15/28	387	381,088

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	250	212,150
				8,606,370
Mining 1.7%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	50	52,027
Unsec’d. Notes, 144A	11.500	10/01/31	100	111,576

Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	269	255,214
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	200	195,796
Gtd. Notes, 144A	8.625	06/01/31	200	199,270

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	125	125,964
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	223	217,425
Gtd. Notes, 144A	6.125	04/01/29	254	249,555

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	373	374,865
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	131	112,158
Gtd. Notes, 144A	4.750	01/30/30	158	146,094

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	80	82,000
				2,121,944

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/30	453	$411,023
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	150	154,554
				565,577
Office/Business Equipment 0.0%
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	55	55,380
Oil & Gas 6.5%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	100	100,929
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	310	31
Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	167	159,870
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	320	320,341
Gtd. Notes, 144A	9.000	11/01/27	94	117,911
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	127	129,788

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	201	208,286
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	290	285,169
Gtd. Notes, 144A	6.750	04/15/29	68	68,221

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	368	368,406
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	220	231,149
Gtd. Notes, 144A	8.625	11/01/30	213	227,809

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	85	86,378
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	120	110,656
Gtd. Notes, 144A	6.750	03/01/29	182	175,941

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625%	04/01/32	80	$81,632
Gtd. Notes, 144A	9.250	02/15/28	215	227,975
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	16	15,802
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	24,938

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	50	52,310
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	321	310,067
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	362	349,458
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	251	240,454
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	153	150,998
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	74	71,030
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	57	61,146

Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	135	134,699
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	195	188,826
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	117	117,000
Gtd. Notes, 144A	7.500	01/15/28	291	276,450

Nabors Industries, Inc., Gtd. Notes, 144A	9.125	01/31/30	430	443,870
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	50	51,665
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	320	290,099
Gtd. Notes, 144A	4.625	05/01/30	216	196,286
Permian Resources Operating LLC,
Gtd. Notes, 144A	7.000	01/15/32	144	147,172
Gtd. Notes, 144A	8.000	04/15/27	105	107,799
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	49	48,510
Gtd. Notes, 144A	7.125	01/15/26	38	37,905
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	130	129,016
Gtd. Notes, 144A	4.750	02/15/30	35	32,541
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	765	693,324

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Southwestern Energy Co., (cont’d.)
Gtd. Notes	5.375%	02/01/29	25	$24,123
Gtd. Notes	5.375	03/15/30	100	96,368

Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29	95	97,055
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	196	180,196
Gtd. Notes	4.500	04/30/30	161	145,486
Gtd. Notes	5.875	03/15/28	278	274,069

Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29	150	149,955
Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	50	51,680
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30	50	54,716
				8,145,505
Packaging & Containers 2.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	200	46,500
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A	4.000	09/01/29	200	164,450
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	85	80,090
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	75	71,250
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	509	487,367
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28	237	208,575
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	135	121,544
Sr. Sec’d. Notes, 144A	9.500	11/01/28	50	50,843
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	156	133,023
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	254	247,210

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875%	04/15/27	175	$178,325
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	25	22,836
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	25	24,848
Gtd. Notes, 144A	7.250	05/15/31	80	80,008

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	46,400
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	408	443,792
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	45,327
				2,452,388
Pharmaceuticals 2.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	270	231,479
Gtd. Notes, 144A	5.125	03/01/30	280	244,357
Gtd. Notes, 144A	6.125	08/01/28	321	307,196

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	276	201,020
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30	25	12,375
Gtd. Notes, 144A	5.250	02/15/31	25	12,375
Gtd. Notes, 144A	6.250	02/15/29	1,400	742,000
Gtd. Notes, 144A	7.000	01/15/28	25	14,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28	150	108,375

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	800	706,624
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	153	129,547
				2,709,723

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29	74	$70,948
Gtd. Notes, 144A	5.750	03/01/27	231	228,505
Gtd. Notes, 144A	5.750	01/15/28	117	114,626
Gtd. Notes, 144A	6.625	02/01/32	50	50,097
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	30	30,309
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	55	56,031
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	110	99,370
Gtd. Notes	4.500	10/01/29	25	23,768

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	196	189,138
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	25	22,510
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	50	48,874
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	24,535
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	201	201,247
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	45	45,432
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	103	105,145
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	85	89,784
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	191	188,433
Gtd. Notes, 144A	8.250	01/15/32	83	85,317

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	50	52,469
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	123	116,882
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	212	215,914
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	223	213,131
Gtd. Notes, 144A	6.000	03/01/27	89	87,250
Gtd. Notes, 144A	6.000	12/31/30	105	98,979
Gtd. Notes, 144A	6.000	09/01/31	50	46,938
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	80	80,196

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875%	08/15/29	281	$253,352
Sr. Sec’d. Notes, 144A	4.125	08/15/31	248	219,267
Sr. Sec’d. Notes, 144A	6.250	01/15/30	88	88,204
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	624	677,145
Sr. Sec’d. Notes, 144A	9.875	02/01/32	884	948,223
				4,772,019
Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	328	337,042
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	50	52,689
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	178	158,119
Gtd. Notes, 144A	4.375	02/01/31	210	178,972
Gtd. Notes, 144A	5.375	08/01/28	375	355,115

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	602	535,365
				1,617,302
Real Estate Investment Trusts (REITs) 1.2%
Brandywine Operating Partnership LP, Gtd. Notes	8.875	04/12/29	15	15,546
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	206	148,856
Gtd. Notes	9.750	06/15/25	117	117,065
Sr. Unsec’d. Notes	4.750	02/15/28	97	79,814
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	204	132,413
Gtd. Notes	4.625	08/01/29	233	169,678
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	80	80,481
Sr. Sec’d. Notes, 144A	7.500	06/01/25	292	292,000
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	96	89,318

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.500%	04/01/32	115	$114,277

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	100	88,165
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	7.250	04/01/29	125	124,397
				1,452,010
Retail 5.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	465	404,517
Sr. Sec’d. Notes, 144A	3.875	01/15/28	246	227,550

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	200	169,905
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	56	53,836
Beacon Roofing Supply, Inc., Sr. Sec’d. Notes, 144A	6.500	08/01/30	25	25,061
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	340	355,080
Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29	62	63,822
Cougar JV Subsidiary LLC, Sr. Unsec’d. Notes, 144A	8.000	05/15/32	85	87,599
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28	225	233,033
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.375	04/01/26	25	24,470
Sr. Unsec’d. Notes, 144A	5.875	04/01/29	75	70,967
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	651	575,535
Sr. Sec’d. Notes, 144A	4.625	01/15/29	259	233,933

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	394	349,277
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	226	195,344
Gtd. Notes, 144A	3.875	10/01/31	247	205,057

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

LBM Acquisition LLC, Gtd. Notes, 144A	6.250%	01/15/29	382	$344,801
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	505	469,079
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	246	255,336
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	191	155,844
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	187	158,566
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	68,774
Gtd. Notes, 144A	7.500	10/15/27	50	50,727

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	298	292,559
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	387	392,622
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	153	150,719
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	400	359,004

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	347	314,469
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	376	359,138
				6,646,624
Software 0.9%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	514	481,396
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	200	200,789
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	110	106,126
Clarivate Science Holdings Corp., Gtd. Notes, 144A	4.875	07/01/29	332	302,811
				1,091,122

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 3.8%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125%	02/01/27	250	$191,725
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	10/01/26	200	188,500
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $11,062; purchased 11/14/23)^(f)	0.000	12/31/30	10	11,689
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $12; purchased 11/14/23)^(f)	0.000	12/31/30	117	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $100; purchased 11/14/23)^(f)	0.000	12/31/30	—(r)	20
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30	5	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $237,136; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27	257	250,446
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $277,892; purchased 01/29/24 - 05/15/24)(f)	10.500	11/25/28	424	338,459
Frontier Communications Holdings LLC, Sr. Sec’d. Notes, 144A	5.000	05/01/28	622	580,975
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	200	197,500
Sr. Sec’d. Notes, 144A	8.500	04/15/31	200	202,000

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	473	444,620
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	785	449,477
Sec’d. Notes, 144A	4.875	06/15/29	51	30,597
Sr. Sec’d. Notes, 144A	10.500	04/15/29	25	24,943
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50	49,859
Sr. Sec’d. Notes, 144A	11.000	11/15/29	758	778,000

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	177	211,845

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Sprint LLC, Gtd. Notes	7.625%	03/01/26	224	$230,233
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	616	597,953
				4,778,841
Transportation 0.5%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	404	367,323
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	100	102,942
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	25	25,464
Gtd. Notes, 144A	7.125	02/01/32	95	96,768
				592,497

Total Corporate Bonds (cost $116,850,125)				110,135,190
Floating Rate and Other Loans 2.1%
Auto Parts & Equipment 0.4%
First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.262%	10.591(c)	03/30/27	90	88,931
Second Lien 2021 Term Loan, 3 Month SOFR + 8.812%	14.141(c)	03/24/28	230	223,100

Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.173(c)	11/17/28	169	163,929
				475,960
Chemicals 0.4%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.829(c)	11/15/30	175	173,742
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.180(c)	06/28/28	147	140,387

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 8.000%^	15.328%(c)	12/31/25	55	$55,391
Term Loan, 3 Month SOFR + 10.000%	15.299(c)	10/12/28	139	138,042
				507,562
Electric 0.0%
Heritage Power LLC, Term Loan, 1 Month SOFR + 5.500%	10.820(c)	07/20/28	15	14,899
Insurance 0.2%
Acrisure LLC, 2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.194(c)	02/15/27	99	98,960
Asurion LLC, New B-4 Term Loan, 1 Month SOFR + 5.364%	10.694(c)	01/20/29	165	153,335
				252,295
Media 0.4%
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24	174	252,279
First Lien Term Loan, 1 Month SOFR + 10.100%	15.413(c)	05/25/26	22	20,515
Second Lien Term Loan	8.175	08/24/26(d)	437	8,199

Gray Television, Inc., Term Loan, 1 Month SOFR + 5.250%	4.000(c)	06/04/29	175	166,906
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.694(c)	09/25/26	88	69,145
				517,044
Retail 0.0%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.194(c)	03/06/28	38	38,404

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 0.3%
Cotiviti, Inc., Initial Floating Rate Term Loan, 3 Month SOFR + 3.250%	8.563%(c)	05/01/31	275	$275,086
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.685(c)	07/14/28	191	152,798
				427,884
Telecommunications 0.4%
Connect Finco SARL (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.829(c)	09/27/29	325	309,156
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27	20	19,433
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.881(c)	04/15/29	15	14,478
Term B-2, 1 Month SOFR + 6.560%	11.881(c)	04/15/30	15	14,512
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.785(c)	04/15/29	13	8,702
Term B-2 Loan, 1 Month SOFR + 2.464%^	7.785(c)	04/15/30	13	8,813
Term Loan^	—(p)	06/01/28	16	12,835
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month SOFR + 4.000%	9.571(c)	10/02/28(d)	417	60,963
Initial Term Loan- Second Lien, 1 Month SOFR + 7.000%	12.564(c)	10/01/29(d)	150	7,200
				456,092

Total Floating Rate and Other Loans (cost $3,106,222)				2,690,140
U.S. Treasury Obligations(k) 0.5%
U.S. Treasury Notes	2.625	05/31/27	165	155,667
U.S. Treasury Notes	4.250	12/31/25	500	494,238

Total U.S. Treasury Obligations (cost $662,659)				649,905

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks 1.0%
Chemicals 0.4%
Cornerstone Chemical Co.*^	1,807	$34,333
TPC Group, Inc.*^	6,118	214,130
Venator Materials PLC (original cost $612,979; purchased 09/26/18 - 10/17/23)*(f)	433	291,458
		539,921
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)	728	125,480
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp.	1,673	152,126
Heritage Power LLC*^	2,134	42,680
Heritage Power LLC*^	94	1,880
Heritage Power LLC*^	2,456	1,228
		197,914
Wireless Telecommunication Services 0.3%
Digicel International Finance Ltd. (Jamaica) (original cost $29,016; purchased 01/29/24)*^(f)	23,916	51,419
Intelsat Emergence SA (Luxembourg)*	7,641	280,425
		331,844

Total Common Stocks (cost $1,291,466)		1,195,159
Preferred Stocks 0.5%
Electronic Equipment, Instruments & Components 0.5%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	600	600,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $33,750; purchased 01/26/24 - 01/29/24)*^(f)	4,383	45,598

Total Preferred Stocks (cost $625,944)		645,598

Total Long-Term Investments (cost $127,484,604)		120,307,863

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Short-Term Investment 3.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $3,827,535)(wb)	3,827,535	$3,827,535

TOTAL INVESTMENTS 99.0% (cost $131,312,139)		124,135,398
Other assets in excess of liabilities(z) 1.0%		1,275,004

Net Assets 100.0%		$125,410,402

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,111,840 and 0.9% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,274,470. The aggregate value of $1,034,833 is 0.8% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	2 Year U.S. Treasury Notes	Sep. 2024	$2,851,844	$(943)
92	5 Year U.S. Treasury Notes	Sep. 2024	9,733,312	(19,144)
39	10 Year U.S. Treasury Notes	Sep. 2024	4,243,078	(16,304)
4	20 Year U.S. Treasury Bonds	Sep. 2024	464,250	(2,623)
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	367,313	(5,112)
				$(44,126)
Forward foreign currency exchange contracts outstanding at May 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/24	BNP	GBP	174	$221,882	$222,187	$305	$—
Euro,
Expiring 06/04/24	BOA	EUR	145	157,048	157,171	123	—
				$378,930	$379,358	428	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/24	BNP	GBP	174	$218,276	$222,187	$—	$(3,911)
Expiring 07/02/24	BNP	GBP	174	221,913	222,219	—	(306)

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 06/04/24	BNP	EUR	145	$157,301	$157,171	$130	$—
Expiring 07/02/24	BOA	EUR	145	157,243	157,372	—	(129)
				$754,733	$758,949	130	(4,346)
						$558	$(4,346)
Credit default swap agreement outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	5,075	3.335%	$320,913	$395,312	$74,399
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	MSI	09/20/24	(2,760)	$(30,022)	$(568)	$(29,454)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	BNP	09/20/24	(1,490)	(6,321)	(306)	(6,015)
					$(36,343)	$(874)	$(35,469)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).